Related Party Transactions (Details) - Schedule of compensation of key management personnel - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Compensation Of Key Management Personnel Abstract
Director’s cash compensation	$ 82,608	$ 290,463
Director’s share-based compensation	338,702	604,970
Key management’s cash compensation	988,753	859,394
Key management’s share-based compensation	461,947	1,709,004
Total compensation of key management personnel	$ 1,872,010	$ 3,463,831